Cover	Nov. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Current Report on Form 8-K of PennantPark Investment Corporation (the “Company”) originally furnished by the Company to the Securities and Exchange Commission on November 25, 2024 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to correct certain information contained in Exhibit 99.1 to the Initial 8-K related to the Company’s financial statements, as described below.
Document Period End Date	Nov. 25, 2024
Entity File Number	814-00736
Entity Registrant Name	PennantPark Investment Corporation
Entity Central Index Key	0001383414
Entity Tax Identification Number	20-8250744
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33319
City Area Code	(786)
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PNNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false